Cash and Cash Equivalents (Details Narrative) - CDI [Member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of information about activities subject to rate regulation [line items]
Percentage of entity's revenue	70.00%
Top of range [member]
Disclosure of information about activities subject to rate regulation [line items]
Percentage of entity's revenue	102.10%